Loans and advances to central banks and credit institutions	12 Months Ended
Dec. 31, 2018
Loans and advances to central banks and credit institutions
Loans and advances to central banks and credit institutions

6.     Loans and advances to central banks and credit institutions

The detail, by classification, type and currency, of Loans and advances to central banks and credit institutions in the consolidated balance sheets is as follows:

	Million of euros
	2018 (*)	2017	2016

CENTRAL BANKS
Classification:
Financial assets held for trading	—	—	—
Non-trading financial assets mandatorily at fair value through profit or loss	—
Financial assets designated at fair value through profit or loss	9,226	—	—
Financial assets designated at fair value through other comprehensive income	—
Financial assets at amortised cost	15,601
Loans and receivables	—	26,278	27,973
	24,827	26,278	27,973
Type:
Time deposits	15,601	17,359	14,445
Reverse repurchase agreements	9,226	8,919	13,528
Impaired assets	—	—	—
Valuation adjustments for impairment	—	—	—
	24,827	26,278	27,973

CREDIT INSTITUTIONS
Classification:
Financial assets held for trading	—	1,696	3,221
Non-trading financial assets mandatorily at fair value through profit or loss	2
Financial assets designated at fair value through profit or loss	23,097	9,889	10,069
Financial assets designated at fair value through other comprehensive income	—
Financial assets at amortised cost	35,480
Loans and receivables	—	39,567	35,424
	58,579	51,152	48,714

Type:
Time deposits	10,759	8,169	6,577
Reverse repurchase agreements	33,547	21,765	20,867
Non- loans advances	14,283	21,232	21,281
Impaired assets	2	4	4
Valuation adjustments for impairment	(12)	(18)	(15)
	58,579	51,152	48,714

Currency:
Euro	24,801	23,286	24,278
Pound sterling	4,073	5,582	4,337
US dollar	19,238	15,325	11,996
Brazilian real	28,310	28,140	32,013
Other currencies	6,984	5,097	4,063
TOTAL	83,406	77,430	76,687

(*)    See reconciliation of IAS39 as of December 31, 2017 to IFRS9 as of January 1, 2018 (Note 1.b).

The loans and advances classified under Financial assets designated at fair value through profit or loss consist of assets of Spanish and foreign institutions acquired under reverse repurchase agreements.

The loans and advances to credit institutions classified under Financial assets at amortised cost (IFRS9) and Loans and receivables (IAS39) are mainly time accounts and deposits.

Note 51 contains a detail of the residual maturity periods of Financial assets at amortised cost (IFRS9) and Loans and receivables (IAS39) and of the related average interest rates.

At December 31, 2018 the exposure and the loan loss provision by impairment stage of assets accounted for under IFRS9 amounts to EUR 51,090 million and EUR 12 million in stage 1, EUR 1 million without loan loss provision in stage 2, and EUR 2 million without loan loss provision in stage 3.